TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current taxes	$ 8,742	$ 6,720	$ 6,597
Taxes in respect of prior years		192
Deferred taxes	(1,921)	(3,312)	802
Income tax expense	6,821	3,600	7,399
Domestic	4,930	3,177	6,036
Foreign	$ 1,891	$ 423	$ 1,363